COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 30, 2024	Feb. 02, 2024	Jul. 31, 2023	Jul. 17, 2023	May 20, 2023	Mar. 21, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2023
Loss Contingencies [Line Items]
Professional Fees									$ 620,284	$ 1,207,231	$ 2,650,840	$ 2,131,902	$ 3,146,692	$ 265,575
Accounts Payable									7,253,085		7,253,085		$ 3,475,570	$ 669,231
Lessee, Operating Lease, Term of Contract													12 months
Costs and Expenses, Related Party													$ 159,600
Increase (Decrease) in Accounts Payable, Related Parties													99,750
Consulting expenses									101,250		$ 135,000
Loss Contingency, Damages Sought, Value				$ 324,000
Loss Contingency Accrual													0
Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues					7,000,000
Damages from Product Defects [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value								$ 324,000
Dominic Campo and Sharon Campo [Member]
Loss Contingencies [Line Items]
Business Combination, Reason for Business Combination											The first consulting agreement commences on June 1, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $23,333. In the event that the consultant meets their demise during the term of the agreement, the retainer shall be reduced to $11,667 per month. The second consulting agreement commenced on June 4, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $10,417.
Standard Waste Services LLC [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	552,000
Standard Waste Services LLC [Member] | Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	612,000	90,000	612,000
Stock Issued During Period, Shares, Other			60,000
Related Party [Member]
Loss Contingencies [Line Items]
Other Liabilities									103,440		$ 103,440		17,812
Stock Issued During Period, Value, Issued for Services											84,649		20,670
Consultant [Member]
Loss Contingencies [Line Items]
Costs and Expenses, Related Party											204,794		30,767
Detroit Michigan [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract															60 months
March 2023 Agreement [Member]
Loss Contingencies [Line Items]
Professional Fees							$ 10,000
Consulting agreements initial term							3 years
Consulting agreements extension term							1 year
Accounts Payable									230,000		230,000
Other Expenses									10,000		140,000
May 2023 Agreement [Member]
Loss Contingencies [Line Items]
Professional Fees						$ 19,950
Consulting agreements initial term						2 years
Consulting agreements extension term						1 year
Other Commitments, Description						As consideration, the Company agreed to pay a monthly retainer of $19,950 and an acquisition bonus on any acquisition by the Company of a third-party business. The acquisition bonus will be calculated as equal to: (1) two and ninety-five hundredths percent (2.95%) of the first $50,000,000 of consideration paid for the acquisition, (2) one and seventy-five hundredths percent (1.75%) of the next $150,000,000 of consideration paid for the acquisition, and (3) one and twenty-five hundredths percent (1.25%) of the consideration paid for the acquisition over the first $200,000,000 paid.
Costs and Expenses, Related Party									$ 12,000		131,700
Increase (Decrease) in Accounts Payable, Related Parties											$ 518,461		$ 99,750